CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIENCY)
Preferred stock, par value	$ 0.0001	$ .0001	$ .0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value per share	$ 0.0001	$ .0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	24,954,363	24,929,363	13,114,032
Common stock, shares outstanding	25,234,284	25,198,456	13,335,890